Financial instruments - fair values and risk management - Carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	€ 149,716	€ 136,521
Financial assets, Fair value	149,716	136,521
Financial liabilities, Carrying amount	1,083,331	1,125,819
Financial liabilities, Fair value	1,174,380	1,112,057
Level 1
Disclosure of detailed information about financial instruments
Financial assets, Fair value	142,969	130,175
Level 2
Disclosure of detailed information about financial instruments
Financial liabilities, Fair value	1,165,024	1,096,688
Level 3
Disclosure of detailed information about financial instruments
Financial assets, Fair value	6,747	6,346
Financial liabilities, Fair value	9,356	15,369
Contingent consideration
Disclosure of detailed information about financial instruments
Financial liabilities, Carrying amount	9,356	15,369
Financial liabilities, Fair value	9,356	15,369
Contingent consideration | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities, Fair value	9,356	15,369
Capitalized sport rights licenses
Disclosure of detailed information about financial instruments
Financial liabilities, Carrying amount	1,073,975	1,110,450
Financial liabilities, Fair value	1,165,024	1,096,688
Capitalized sport rights licenses | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities, Fair value	1,165,024	1,096,688
Financial assets at FVTPL | Cash equivalents
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	142,969	130,175
Financial assets, Fair value	142,969	130,175
Financial assets at FVTPL | Cash equivalents | Level 1
Disclosure of detailed information about financial instruments
Financial assets, Fair value	142,969	130,175
Financial assets at FVOCI | Equity investments
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	6,747	6,346
Financial assets, Fair value	6,747	6,346
Financial assets at FVOCI | Equity investments | Level 3
Disclosure of detailed information about financial instruments
Financial assets, Fair value	€ 6,747	€ 6,346